Cardo Medical, Inc.
8899 Beverly Boulevard, Suite 619
Los Angeles, California    90048

March 30, 2009

Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10-Q/A for the quarter ended September 30, 2008.

Sincerely,

Cardo Medical, Inc.

Derrick Romine
Chief Financial Officer